LONG-TERM BORROWINGS DUE TO RELATED PARTIES	6 Months Ended
Dec. 31, 2025
LONG-TERM BORROWINGS DUE TO RELATED PARTIES
LONG-TERM BORROWINGS DUE TO RELATED PARTIES

NOTE 20. LONG-TERM BORROWINGS DUE TO RELATED PARTIES

Long-term borrowings due to related parties consisted of the following:

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
Long-term borrowings due to related parties:		(Unaudited)	(Unaudited)
Long-term borrowing from a Founder, 3.75% annual interest, three years loan, due in April 29, 2027	¥10,000,000	¥10,000,000	$1,429,981
Total long-term borrowings due to related parties	¥10,000,000	¥10,000,000	$1,429,981

On May 29, 2024, the Company entered into a three-year supplemental agreement with the founder, changing loan maturity date from June 4, 2024, and June 16, 2024, to April 29, 2027 and the annual interest rate to 3.75%.

Interest expense for short-term borrowings due to related parties was ¥191,667 and ¥192,708 ($27,557) for the six months ended December 31, 2024 and 2025, respectively.